Financial assets at fair value through the income statement - Disclosure of financial assets designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Loans and advances	£ 146,201	£ 155,204
Reverse repurchase agreements and other similar secured lending	1,103	725
Other financial assets	2,067	1,503
Financial assets at fair value through profit or loss	204,236	211,128
Financial assets designated at fair value
Disclosure of financial assets [line items]
Loans and advances	1,367	1,679
Debt securities	130	205
Other financial assets	0	1
Financial assets at fair value through profit or loss	1,497	1,885
Financial assets mandatorily at fair value
Disclosure of financial assets [line items]
Loans and advances	45,174	36,511
Debt securities	2,415	3,012
Equity securities	5,938	4,934
Reverse repurchase agreements and other similar secured lending	149,131	164,698
Other financial assets	81	88
Financial assets at fair value through profit or loss	£ 202,739	£ 209,243